American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2025 Portfolio
October 31, 2021

One Choice Blend+ 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 99.9%
Domestic Fixed Income Funds — 38.7%
Avantis Core Fixed Income Fund G Class	64,005	636,211
Avantis Short-Term Fixed Income Fund G Class	6,086	60,312
Inflation-Adjusted Bond Fund G Class	8,224	108,224
NT High Income Fund G Class	12,864	128,508
Short Duration Inflation Protection Bond Fund G Class	8,747	99,275
		1,032,530
Domestic Equity Funds — 35.1%
American Century Low Volatility ETF	1,853	87,890
Avantis U.S. Equity Fund G Class	19,424	296,410
Avantis U.S. Small Cap Value Fund G Class	1,777	28,187
Focused Dynamic Growth Fund G Class	2,992	196,055
NT Focused Large Cap Value Fund G Class	16,120	216,498
NT Heritage Fund G Class	1,672	30,367
NT Mid Cap Value Fund G Class	3,452	52,441
Small Cap Growth Fund G Class	958	28,279
		936,127
International Equity Funds — 13.9%
Avantis Emerging Markets Equity Fund G Class	1,455	18,798
Avantis International Equity Fund G Class	10,620	133,279
Focused International Growth Fund G Class	3,384	73,101
Non-U.S. Intrinsic Value Fund G Class	7,718	81,268
NT Emerging Markets Fund G Class	1,175	17,392
NT Global Real Estate Fund G Class	2,575	35,119
NT International Small-Mid Cap Fund G Class	629	10,298
		369,255
International Fixed Income Funds — 12.2%
Emerging Markets Debt Fund G Class	5,042	52,792
Global Bond Fund G Class	25,876	271,182
		323,974
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,597,968)		2,661,886
OTHER ASSETS AND LIABILITIES — 0.1%		3,579
TOTAL NET ASSETS — 100.0%		$2,665,465

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$414	$271	$40	$(9)	$636	64	$(1)	$2
Avantis Short-Term Fixed Income Fund	38	26	3	—	61	6	—	—
Inflation-Adjusted Bond Fund	71	42	6	1	108	8	—	—
NT High Income Fund	84	53	7	(1)	129	13	—	1
Short Duration Inflation Protection Bond Fund	64	39	5	1	99	9	—	—
American Century Low Volatility ETF	53	38	5	2	88	2	—	—
Avantis U.S. Equity Fund	176	129	21	13	297	19	—	—
Avantis U.S. Small Cap Value Fund	17	11	2	2	28	2	—	—
Focused Dynamic Growth Fund	114	91	19	10	196	3	—	—
NT Focused Large Cap Value Fund	129	99	14	2	216	16	—	1
NT Heritage Fund	18	14	3	1	30	2	—	—
NT Mid Cap Value Fund	31	23	3	1	52	3	—	—
Small Cap Growth Fund	17	12	2	1	28	1	—	—
Avantis Emerging Markets Equity Fund	11	10	2	—	19	1	—	—
Avantis International Equity Fund	80	58	7	3	134	11	—	—
Focused International Growth Fund	43	33	5	2	73	3	—	—
Non-U.S. Intrinsic Value Fund	48	35	5	3	81	8	—	—
NT Emerging Markets Fund	11	8	2	—	17	1	—	—
NT Global Real Estate Fund	21	15	2	1	35	3	—	—
NT International Small-Mid Cap Fund	6	4	—	—	10	1	—	—
Emerging Markets Debt Fund	35	22	3	(1)	53	5	—	—
Global Bond Fund	176	115	16	(3)	272	26	—	1
	$1,657	$1,148	$172	$29	$2,662	207	$(1)	$5
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.